Share-based Payments	12 Months Ended
Jun. 30, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based Payments

Note 29. Share-based payments

Benitec Biopharma Limited Employees Share Option Plan (ESOP):

Description of plan

The Group may from time to time issue employee’s options to acquire shares in the parent at a fixed price. Each option when exercised entitles the option holder to one share in the Parent Company. Options are exercisable on or before an expiry date, do not carry any voting or dividend rights and are not transferable except on death of the option holder.

The following table shows the number and weighted average exercise price (WAEP) of share options issued under the ESOP:

	2019	2019	2018	2018	2017	2017
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at the beginning of the year	24,477,332	0.416	9,724,000	0.832	12,220,000	1.079
Granted during the year	8,200,000	0.202	19,950,000	0.218	2,200,000	0.166
Exercised during the year	—	—	—	—	—	—
Lapsed or forfeited during the year	(6,737,332)	0.585	(5,196,668)	0.426	(4,696,000)	1.164
Outstanding at the end of the year	25,940,000	0.305	24,477,332	0.416	9,724,000	0.832

Options exercisable at the end of the year	8,106,667		6,527,333		6,497,333

Note 29. Share-based payments continued

Details of ESOP share options outstanding as at end of year:

			2019	2018	2017
		Exercise	Number	Number	Number
Grant date	Expiry date	price	under option	Under option	Under option
November 17, 2012**	November 17, 2017	A$ 1.25	—	—	400,000
November 10, 2013*	May 18, 2018	A$ 0.62	—	—	400,000
August 22, 2013 **	August 22, 2018	A$ 1.25	—	480,000	480,000
May 15, 2014 **	May 15, 2019	A$ 1.50	—	90,000	180,000
December 17, 2014 **	December 17, 2019	A$ 1.25	700,000	2,334,000	2,334,000
May 6, 2015 **	May 6, 2020	A$ 1.25	350,000	650,000	650,000
November 12, 2015 *	November 12, 2020	A$ 0.77	2,240,000	2,240,000	3,080,000
August 9, 2016 **	August 9, 2021	A$ 0.1665	—	1,466,666	2,200,000
July 17, 2017 **	July 17, 2022	A$ 0.196	3,800,000	6,566,666	—
April 11, 2018**	April 11, 2023	A$ 0.298	650,000	650,000	—
June 26, 2018**	June 26, 2023	A$ 0.228	10,000,000	10,000,000	—
March 12, 2019**	March 12, 2024	A$ 0.200	5,000,000	—	—
March 21, 2019**	March 21, 2024	A$ 0.206	1,575,000	—	—
April 11, 2019**	April 11, 2024	A$ 0.208	1,150,000	—	—
May 2, 2019**	May 2, 2024	A$ 0.198	275,000	—	—
May 16, 2019**	May 16, 2024	A$ 0.206	200,000	—	—
			25,940,000	24,477,332	9,724,000

*	Non-Executive Directors options
**	ESOP options

The weighted average remaining life of the options issued under the ESOP at June 30, 2019 was 3 years and 7 months (2018: 3 years and 10 months).

For the options granted during the year, the valuation model inputs used to determine the fair value at the grant date are as follows:

		Share price at grant	Exercise	Expected *	Dividend	Risk-free	Fair value
Grant date	Expiry date	date	price	volatility	yield	interest rate	at grant date
12/03/2019	12/03/2024	A$ 0.135	A$ 0.200	104.10%	—%	1.670%	A$ 0.1009
21/03/2019	21/03/2024	A$ 0.130	A$ 0.206	103.73%	—%	1.530%	A$ 0.0916
11/04/2019	11/04/2024	A$ 0.140	A$ 0.208	103.84%	—%	1.520%	A$ 0.0999
02/05/2019	02/05/2024	A$ 0.140	A$ 0.198	103.24%	—%	1.400%	A$ 0.1003
16/05/2019	16/05/2024	A$ 0.130	A$ 0.206	102.92%	—%	1.280%	A$ 0.0908

Total expenses arising from share-based payment transactions recognised during the period as part of employee benefit expense were A$0.939m (2018: A$0.434m).

*	expected volatility was determined with reference to the Benitec share price based on historical volatility